Accounting Policies - Schedule of Useful Life of the Assets at Annual Rates (Details)	12 Months Ended
Dec. 31, 2025
Computers, software, and peripheral equipment [Member]
Schedule of Useful Life of the Assets at Annual Rates [Line Items]
Useful life of the assets at annual rates	33.00%
Computers, software, and peripheral equipment [Member] | Bottom of Range [Member]
Schedule of Useful Life of the Assets at Annual Rates [Line Items]
Useful life of the assets at annual rates	20.00%
Computers, software, and peripheral equipment [Member] | Top of Range [Member]
Schedule of Useful Life of the Assets at Annual Rates [Line Items]
Useful life of the assets at annual rates	66.00%
Office furniture and equipment [Member]
Schedule of Useful Life of the Assets at Annual Rates [Line Items]
Useful life of the assets at annual rates	7.00%
Office furniture and equipment [Member] | Bottom of Range [Member]
Schedule of Useful Life of the Assets at Annual Rates [Line Items]
Useful life of the assets at annual rates	6.00%
Office furniture and equipment [Member] | Top of Range [Member]
Schedule of Useful Life of the Assets at Annual Rates [Line Items]
Useful life of the assets at annual rates	33.00%
Motor vehicles [member]
Schedule of Useful Life of the Assets at Annual Rates [Line Items]
Useful life of the assets at annual rates	15.00%
Motor vehicles [member] | Bottom of Range [Member]
Schedule of Useful Life of the Assets at Annual Rates [Line Items]
Useful life of the assets at annual rates	13.00%
Motor vehicles [member] | Top of Range [Member]
Schedule of Useful Life of the Assets at Annual Rates [Line Items]
Useful life of the assets at annual rates	20.00%